Quarterly Data (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Data Derived from Unaudited Consolidated Financial Statements with All Recurring Adjustments
The following information has been derived from unaudited consolidated financial statements that, in the opinion of management, include all recurring adjustments necessary for a fair statement of such information (dollars in thousands, except per share amounts):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2015
Total revenue	$474,019	$475,059	$477,939	$504,119	$1,931,136
Gross profit	$263,634	$271,760	$273,248	$292,615	$1,101,257
Net loss	$(50,495)	$(14,098)	$(39,390)	$(11,027)	$(115,010)
Net loss per share:
Basic	$(0.16)	$(0.04)	$(0.13)	$(0.04)	$(0.36)
Diluted	$(0.16)	$(0.04)	$(0.13)	$(0.04)	$(0.36)
Weighted average common shares outstanding:
Basic	321,751	322,879	312,680	309,281	317,028
Diluted	321,751	322,879	312,680	309,281	317,028

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2014
Total revenue	$469,980	$475,653	$475,504	$502,314	$1,923,451
Gross profit	$262,160	$265,289	$259,411	$292,251	$1,079,111
Net loss	$(55,413)	$(39,227)	$(54,247)	$(1,456)	$(150,343)
Net loss per share:
Basic	$(0.18)	$(0.12)	$(0.17)	$(0.00)	$(0.47)
Diluted	$(0.18)	$(0.12)	$(0.17)	$(0.00)	$(0.47)
Weighted average common shares outstanding:
Basic	314,818	316,593	317,610	318,725	316,936
Diluted	314,818	316,593	317,610	318,725	316,936